PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	May 18, 2020 USD ($)	May 18, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and other current assets
Receivable from subscribe tokens			$ 800,000	¥ 5,900,000
Employee advances					$ 236,749	¥ 1,648,197	¥ 2,158,987
Prepayments and deposits					213,804	1,488,463	693,111
Input VAT recoverable					207,087	1,441,700	1,448,075
Refundable withholding tax					186,305	1,297,016
Other receivables, net of allowance for doubtful accounts of RMB 20,770,928 and RMB 5,343,427 as of December 31, 2018 and 2019, respectively					$ 427,067	2,973,158	1,848,614
Prepayments and other current assets, total						8,848,534
Other receivables, allowance for doubtful accounts						¥ 5,343,427	¥ 20,770,928
Restated
Prepayments and other current assets
Receivable from subscribe tokens	$ 840,386	¥ 5,937,415
Employee advances	637,820	4,506,262
Prepayments and deposits	376,829	2,662,336
Input VAT recoverable	204,059	1,441,700
Refundable withholding tax	183,581	1,297,016
Other receivables, net of allowance for doubtful accounts of RMB 20,770,928 and RMB 5,343,427 as of December 31, 2018 and 2019, respectively	702,312	4,961,903
Prepayments and other current assets, total	$ 2,944,987	¥ 20,806,633